UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,148.20	$ 6.28
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.38%
Actual		$ 1,000.00	$ 1,146.90	$ 7.47
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 7.02
Class B	1.98%
Actual		$ 1,000.00	$ 1,143.30	$ 10.70
Hypothetical A		$ 1,000.00	$ 1,015.22	$ 10.06
Class C	1.90%
Actual		$ 1,000.00	$ 1,144.00	$ 10.27
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.65
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,149.60	$ 4.77
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Service Corp. International	3.1	2.5
AES Corp.	3.1	3.5
Celanese Corp. Class A	2.9	3.1
Peabody Energy Corp.	2.7	2.4
Tenet Healthcare Corp.	2.7	2.5
PNC Financial Services Group, Inc.	2.7	2.0
El Paso Corp.	2.6	3.1
ON Semiconductor Corp.	2.5	2.7
Owens Corning	2.2	2.1
KeyCorp	2.1	1.8
	26.6
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.3	15.1
Consumer Discretionary	14.9	12.6
Energy	13.8	14.5
Financials	12.6	13.3
Materials	10.7	11.3
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 92.3%		Stocks 87.8%
	Bonds 3.6%		Bonds 6.2%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Other Investments 2.6%		Other Investments 3.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	6.2%	** Foreign investments	5.9%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.0%
Johnson Controls, Inc.	451,700	$ 12,571
Tenneco, Inc. (a)	353,300	6,246
The Goodyear Tire & Rubber Co. (a)	255,000	3,402
TRW Automotive Holdings Corp. (a)	352,900	8,127
WABCO Holdings, Inc.	193,300	4,997
		35,343
Automobiles - 0.2%
Daimler AG	153,600	7,036
Diversified Consumer Services - 3.6%
Brinks Home Security Holdings, Inc. (a)	272,100	11,156
Carriage Services, Inc. (a)	36,900	142
Service Corp. International (f)	14,850,201	113,894
Stewart Enterprises, Inc. Class A	1,163,232	5,898
		131,090
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	165,440	6,563
Burger King Holdings, Inc.	91,100	1,589
Domino's Pizza, Inc. (a)	787,220	8,896
Las Vegas Sands Corp. (a)(e)	832,672	12,906
Penn National Gaming, Inc. (a)	420,164	11,336
The Steak n Shake Co. (a)	12,655	4,065
Wendy's/Arby's Group, Inc.	453,200	2,089
		47,444
Household Durables - 2.5%
Black & Decker Corp.	274,900	17,775
Harman International Industries, Inc.	840,494	29,880
Lennar Corp. Class A	516,600	7,935
Newell Rubbermaid, Inc.	2,699,800	36,636
		92,226
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,106,550	15,715
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	438,976	11,255
Cinemark Holdings, Inc.	726,803	10,306
Comcast Corp. Class A	2,628,100	41,603
Gray Television, Inc. (a)(e)	1,962,983	3,887
Liberty Global, Inc. Class A (a)(e)	263,846	6,696
LodgeNet Entertainment Corp. (a)	11,800	65
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	3,754
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Entertainment Group Class A	100	$ 1
		77,567
Specialty Retail - 0.9%
Asbury Automotive Group, Inc. (a)	314,878	3,486
Gamestop Corp. Class A (a)	455,400	9,003
Gap, Inc.	87,400	1,668
Sally Beauty Holdings, Inc. (a)	1,303,600	10,872
The Pep Boys - Manny, Moe & Jack	814,929	6,805
		31,834
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	262,180	9,145
Deckers Outdoor Corp. (a)	45,577	4,474
Hanesbrands, Inc. (a)	454,600	10,442
		24,061
TOTAL CONSUMER DISCRETIONARY		462,316
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)(e)	13,502,018	18,363
Safeway, Inc.	255,400	5,734
SUPERVALU, Inc.	540,800	7,955
Whole Foods Market, Inc. (a)(e)	280,800	7,643
		39,695
Food Products - 1.0%
Corn Products International, Inc.	227,904	6,477
Darling International, Inc. (a)	1,701,070	13,251
Dean Foods Co. (a)	448,700	7,911
Kellogg Co.	15,100	822
Smithfield Foods, Inc. (a)	457,894	6,896
		35,357
Personal Products - 0.1%
Revlon, Inc. (a)	346,626	5,342
TOTAL CONSUMER STAPLES		80,394
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.4%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	182,000	$ 8,241
Ensco International Ltd. ADR	90,000	3,513
Exterran Holdings, Inc. (a)(e)	1,124,255	22,800
Hercules Offshore, Inc. (a)	1,211,441	4,725
Noble Corp.	388,700	15,672
Oil States International, Inc. (a)	103,500	3,813
Parker Drilling Co. (a)	944,929	4,545
Pride International, Inc. (a)	237,900	7,042
Rowan Companies, Inc. (a)	108,000	2,320
Schlumberger Ltd.	90,600	5,749
Schoeller-Bleckmann Oilfield Equipment AG	190,544	9,968
Seahawk Drilling, Inc. (a)	15,860	332
		88,720
Oil, Gas & Consumable Fuels - 11.0%
Alpha Natural Resources, Inc. (a)	607,910	24,687
Arch Coal, Inc.	311,745	6,568
CONSOL Energy, Inc.	269,500	12,561
El Paso Corp.	9,207,136	93,452
Forest Oil Corp. (a)	2,009,857	48,478
Frontier Oil Corp.	1,441,000	17,955
Mariner Energy, Inc. (a)	1,742,876	25,185
Massey Energy Co.	112,500	4,334
Nexen, Inc.	150,800	3,301
Overseas Shipholding Group, Inc. (e)	974,218	43,460
Paladin Energy Ltd. (a)	849,100	2,733
Peabody Energy Corp.	2,386,192	100,506
Plains Exploration & Production Co. (a)	239,496	7,987
Southwestern Energy Co. (a)	200,000	8,576
Teekay Tankers Ltd.	37,700	325
Western Refining, Inc. (a)(e)	459,242	2,099
		402,207
TOTAL ENERGY		490,927
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 12.3%
Capital Markets - 0.3%
Morgan Stanley	451,100	$ 12,080
Commercial Banks - 8.9%
Huntington Bancshares, Inc.	9,313,520	44,612
KeyCorp	10,372,832	74,477
PNC Financial Services Group, Inc.	1,796,725	99,592
Regions Financial Corp.	1,676,805	10,648
SunTrust Banks, Inc.	2,084,900	50,726
Wells Fargo & Co.	1,556,212	44,243
		324,298
Diversified Financial Services - 2.0%
Bank of America Corp.	4,653,600	70,642
CIT Group, Inc. (a)	59,302	1,887
		72,529
Insurance - 0.6%
Assured Guaranty Ltd.	721,588	16,351
Lincoln National Corp.	268,200	6,592
		22,943
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	832,331	8,823
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	516
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	705,856	9,691
Washington Mutual, Inc. (a)	3,524,314	663
		10,354
TOTAL FINANCIALS		451,543
HEALTH CARE - 7.2%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	217
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	155,900	10,191
Boston Scientific Corp. (a)	870,400	7,512
Covidien PLC	286,325	14,477
Hospira, Inc. (a)	478,942	24,254
Inverness Medical Innovations, Inc. (a)	343,292	13,859
		70,293
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.7%
Community Health Systems, Inc. (a)	463,024	$ 15,104
DaVita, Inc. (a)	325,453	19,449
Henry Schein, Inc. (a)	45,600	2,465
Laboratory Corp. of America Holdings (a)	45,400	3,228
RehabCare Group, Inc. (a)	190,900	5,548
Rural/Metro Corp. (a)	343,733	1,897
Sun Healthcare Group, Inc. (a)	1,357,478	11,864
Tenet Healthcare Corp. (a)	17,995,165	99,693
VCA Antech, Inc. (a)	454,800	11,547
		170,795
Health Care Technology - 0.5%
Cerner Corp. (a)	230,291	17,422
Pharmaceuticals - 0.1%
Allergan, Inc.	90,300	5,192
TOTAL HEALTH CARE		263,919
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	69,305	5,381
Teledyne Technologies, Inc. (a)	280,200	10,440
		15,821
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	572
Airlines - 1.9%
AirTran Holdings, Inc. (a)	1,489,200	7,178
AMR Corp. (a)	288,770	1,998
Delta Air Lines, Inc. (a)	4,630,152	56,627
UAL Corp. (a)	200,000	2,446
		68,249
Building Products - 3.8%
Armstrong World Industries, Inc. (a)	786,222	28,642
Masco Corp.	2,211,221	29,984
Owens Corning (a)	3,063,775	78,831
Owens Corning warrants 10/31/13 (a)	193,400	435
		137,892
Commercial Services & Supplies - 3.6%
Cenveo, Inc. (a)	2,186,400	15,786
Clean Harbors, Inc. (a)	209,300	11,985
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Deluxe Corp.	1,429,673	$ 26,606
R.R. Donnelley & Sons Co.	363,600	7,207
Republic Services, Inc.	1,697,150	45,467
The Brink's Co.	389,160	9,099
Waste Management, Inc.	491,500	15,753
		131,903
Construction & Engineering - 0.3%
Fluor Corp.	247,300	11,213
Great Lakes Dredge & Dock Corp.	206,300	1,219
		12,432
Electrical Equipment - 1.8%
Acuity Brands, Inc. (e)	200,000	7,156
Baldor Electric Co.	187,400	4,625
Belden, Inc.	856,834	19,562
EnerSys (a)	210,872	4,110
General Cable Corp. (a)	361,500	10,520
Harbin Electric, Inc. (a)(e)	451,631	7,669
JA Solar Holdings Co. Ltd. ADR (a)(e)	660,500	2,840
Polypore International, Inc. (a)	451,600	6,065
SunPower Corp. Class B (a)	148,436	2,756
		65,303
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	3,020
General Electric Co.	896,117	14,410
Textron, Inc.	449,800	8,785
		26,215
Machinery - 2.6%
Accuride Corp. (a)	626,829	313
Badger Meter, Inc. (e)	188,046	7,106
Cummins, Inc.	411,600	18,588
Ingersoll-Rand Co. Ltd.	696,377	22,604
Lindsay Corp. (e)	11,000	443
Middleby Corp. (a)(e)	548,521	24,716
Mueller Water Products, Inc. Class A	1,132,800	5,109
Navistar International Corp. (a)	29,100	1,076
SPX Corp.	19,800	1,078
Terex Corp. (a)	35,600	696
The Stanley Works	91,000	4,664
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Thermadyne Holdings Corp. (a)	5,100	$ 40
Timken Co.	380,252	8,521
		94,954
Marine - 0.6%
Diana Shipping, Inc. (a)	222,100	2,945
Genco Shipping & Trading Ltd. (a)(e)	310,686	5,953
Navios Maritime Holdings, Inc.	1,788,039	11,193
OceanFreight, Inc. (a)(e)	335,400	278
		20,369
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	680,470	7,363
CSX Corp.	90,600	3,883
Hertz Global Holdings, Inc. (a)(e)	2,124,200	22,007
		33,253
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	3,100	33
Houston Wire & Cable Co. (e)	543,824	6,542
		6,575
TOTAL INDUSTRIALS		613,538
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR (a)	152,314	507
CommScope, Inc. (a)	337,446	9,182
Motorola, Inc.	511,300	3,144
		12,833
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	19,349
Electronic Equipment & Components - 2.5%
Avnet, Inc. (a)	201,400	5,325
Bell Microproducts, Inc. (a)	376,239	1,701
Benchmark Electronics, Inc. (a)	150,000	2,733
DDi Corp. (a)	23,328	100
Flextronics International Ltd. (a)	11,183,546	70,904
Merix Corp. (a)	629,225	1,516
SMTC Corp. (a)	343,580	423
TTM Technologies, Inc. (a)	923,631	9,560
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Viasystems Group, Inc. (a)	213,790	$ 641
Viasystems Group, Inc. (a)(j)	47,440	142
		93,045
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	117,818	2,117
NetEase.com, Inc. sponsored ADR (a)	157,800	5,176
VeriSign, Inc. (a)	194,300	4,451
		11,744
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,230
Alliance Data Systems Corp. (a)(e)	666,173	39,611
CACI International, Inc. Class A (a)	152,000	7,291
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,153
Global Cash Access Holdings, Inc. (a)	591,600	4,792
SAIC, Inc. (a)	197,800	3,626
		57,703
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	3,808,719	21,672
Cypress Semiconductor Corp. (a)	541,200	5,439
Fairchild Semiconductor International, Inc. (a)	451,500	4,054
Intel Corp.	638,700	12,391
Micron Technology, Inc. (a)	1,354,800	11,814
ON Semiconductor Corp. (a)	12,455,903	89,807
		145,177
Software - 0.2%
Autodesk, Inc. (a)	236,100	5,617
Nuance Communications, Inc. (a)	136,400	2,049
VMware, Inc. Class A (a)	10,700	486
		8,152
TOTAL INFORMATION TECHNOLOGY		348,003
MATERIALS - 10.5%
Chemicals - 7.5%
Albemarle Corp.	932,494	33,309
Arch Chemicals, Inc.	317,658	8,882
Ashland, Inc.	27,901	1,127
Celanese Corp. Class A	3,679,230	107,066
Dow Chemical Co.	717,706	19,443
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp.	598,300	$ 4,643
FMC Corp.	146,500	7,463
Georgia Gulf Corp. (a)	137,350	2,108
H.B. Fuller Co.	1,270,664	25,439
Nalco Holding Co.	1,108,800	26,146
Phosphate Holdings, Inc. (a)	192,500	2,310
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	415,000	5,706
Texas Petrochemicals, Inc. (a)	93,624	885
W.R. Grace & Co. (a)	1,327,541	31,702
		276,229
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	347,100	9,448
Packaging Corp. of America	22,170	489
Rock-Tenn Co. Class A	333,398	14,233
Sealed Air Corp.	22,800	452
		24,622
Metals & Mining - 2.0%
AngloGold Ashanti Ltd. sponsored ADR	205,300	7,327
Cliffs Natural Resources, Inc.	83,673	3,343
Compass Minerals International, Inc.	211,300	13,320
Freeport-McMoRan Copper & Gold, Inc.	435,848	29,067
Ormet Corp. (a)	500,000	1,750
Ormet Corp. (a)(j)	150,000	525
Reliance Steel & Aluminum Co.	150,065	6,114
Teck Resources Ltd. Class B (sub. vtg.) (a)	341,500	11,181
		72,627
Paper & Forest Products - 0.3%
Domtar Corp. (a)	191,633	9,308
Neenah Paper, Inc.	231,700	3,225
		12,533
TOTAL MATERIALS		386,011
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)(e)	2,771,132	3,852
PAETEC Holding Corp. (a)	1,965,903	6,232
Qwest Communications International, Inc.	3,736,700	15,732
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	272,503	$ 4,199
Windstream Corp.	43,477	448
		30,463
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	863,989	31,916
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,404
Sprint Nextel Corp. (a)	4,653,313	15,263
Syniverse Holdings, Inc. (a)	1,755,562	29,511
		81,094
TOTAL TELECOMMUNICATION SERVICES		111,557
UTILITIES - 4.6%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	1,374
Great Plains Energy, Inc.	7,549	135
		1,509
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	4,350
Independent Power Producers & Energy Traders - 3.8%
AES Corp.	8,905,279	112,474
Calpine Corp. (a)	1,636,000	17,914
NRG Energy, Inc. (a)	375,472	9,053
		139,441
Multi-Utilities - 0.6%
CMS Energy Corp.	1,432,100	21,725
TOTAL UTILITIES		167,025
TOTAL COMMON STOCKS (Cost $3,602,921)		3,375,233
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	8,270
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	$ 5,805
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (g)	611	434
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,239
TOTAL PREFERRED STOCKS (Cost $19,868)		14,509
Nonconvertible Bonds - 3.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 2,515	666
7.125% 7/15/13 (c)	6,805	1,837
7.2% 1/15/11 (c)	18,790	4,885
8.25% 7/15/23 (c)	20,460	5,678
8.375% 7/15/33 (c)	32,130	8,996
8.8% 3/1/21 (c)	8,800	2,332
		24,394
Hotels, Restaurants & Leisure - 0.9%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,194
7.5% 6/1/16	3,575	2,932
7.625% 1/15/17	9,125	7,619
8.375% 2/1/11	7,455	7,194
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(g)	9,711	10,634
Station Casinos, Inc.:
6% 4/1/12 (c)	6,660	1,132
7.75% 8/15/16 (c)	7,395	1,313
		32,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	$ 4,631	$ 3,890
TOTAL CONSUMER DISCRETIONARY		60,302
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 7.75% 7/1/17	650	608
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Energy Corp.:
7.75% 1/15/32	7,015	6,972
7.8% 8/1/31	1,535	1,512
		8,484
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC 8% 12/31/18	12,693	11,804
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,085	1,647
NXP BV:
7.875% 10/15/14	3,520	3,133
10% 7/15/13 (g)	1,234	1,283
Viasystems, Inc. 12% 1/15/15 (g)	5,275	5,671
		11,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	$ 11,895	$ 9,338
6.9% 5/1/19	8,400	7,476
		16,814
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. 7.375% 8/1/15	13,160	11,877
Sprint Nextel Corp. 6% 12/1/16	12,345	10,740
		22,617
TOTAL TELECOMMUNICATION SERVICES		39,431
TOTAL NONCONVERTIBLE BONDS (Cost $94,461)		132,382
Floating Rate Loans - 2.6%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (h)	741	667
term loan 2.5625% 6/14/14 (h)	8,680	7,812
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (h)	931	880
Tranche DD, term loan 4.76% 5/26/12 (h)	538	508
		9,867
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (h)	4,937	4,591
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	7,170	6,166
		10,757
TOTAL CONSUMER DISCRETIONARY		20,624
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2509% 4/30/12 (h)	$ 6,929	$ 6,444
Tranche 2LN, term loan 3.5013% 4/30/14 (h)	13,829	12,066
		18,510
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 1.9809% 12/1/13 (h)	33,494	30,061
MATERIALS - 0.2%
Chemicals - 0.2%
Lyondell Chemical Co. term loan 5.798% 12/20/13 (h)	10,012	7,209
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(h)	6,750	5,096
Level 3 Financing, Inc. term loan 2.5013% 3/13/14 (h)	10,000	9,013
		14,109
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7315% 10/10/14 (h)	4,507	3,685
TOTAL FLOATING RATE LOANS (Cost $81,031)		94,198
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (i)	54,296,915	54,297
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(i)	93,210,945	93,211
TOTAL MONEY MARKET FUNDS (Cost $147,508)		147,508
Other - 0.0%
	Shares	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $234)	29,250,000	$ 183
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,946,023)	3,764,013
NET OTHER ASSETS - (2.7)%	(100,541)
NET ASSETS - 100%	$ 3,663,472
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,917,000 or 0.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	179
Total	$ 342
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 80,710	$ 14,636	$ -	$ 1,145	$ 113,894
Total	$ 80,710	$ 14,636	$ -	$ 1,145	$ 113,894
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 462,316	$ 462,316	$ -	$ -
Consumer Staples	86,199	80,394	-	5,805
Energy	499,197	480,959	18,238	-
Financials	451,977	451,543	434	-
Health Care	263,919	263,919	-	-
Industrials	613,538	613,538	-	-
Information Technology	348,003	347,220	-	783
Materials	386,011	386,011	-	-
Telecommunication Services	111,557	111,557	-	-
Utilities	167,025	167,025	-	-
Corporate Bonds	132,382	-	132,363	19
Floating Rate Loans	94,198	-	94,198	-
Money Market Funds	147,508	147,508	-	-
Other	183	-	-	183
Total Investments in Securities:	$ 3,764,013	$ 3,511,990	$ 245,233	$ 6,790
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	659
Cost of Purchases	5,805
Proceeds of Sales	(1)
Amortization/Accretion	-
Transfers in/out of Level 3	(435)
Ending Balance	$ 6,790
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 487

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	1.6%
B	2.2%
CCC,CC,C	0.7%
D	0.5%
Not Rated	1.2%
Equities	92.5%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $278,762,000 of which $28,399,000 and $250,363,000 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $841,549,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,749) - See accompanying schedule: Unaffiliated issuers (cost $3,647,452)	$ 3,502,611
Fidelity Central Funds (cost $147,508)	147,508
Other affiliated issuers (cost $151,063)	113,894
Total Investments (cost $3,946,023)		$ 3,764,013
Receivable for investments sold		28,793
Receivable for fund shares sold		4,743
Dividends receivable		830
Interest receivable		2,150
Distributions receivable from Fidelity Central Funds		32
Prepaid expenses		14
Other receivables		37
Total assets		3,800,612

Liabilities
Payable for investments purchased	$ 27,009
Payable for fund shares redeemed	12,763
Accrued management fee	1,986
Distribution fees payable	1,299
Other affiliated payables	842
Other payables and accrued expenses	30
Collateral on securities loaned, at value	93,211
Total liabilities		137,140

Net Assets		$ 3,663,472
Net Assets consist of:
Paid in capital		$ 4,914,198
Undistributed net investment income		9,043
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,077,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(182,013)
Net Assets		$ 3,663,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,462,131 ÷ 53,961 shares)	$ 27.10

Maximum offering price per share (100/94.25 of $27.10)	$ 28.75
Class T: Net Asset Value and redemption price per share ($840,193 ÷ 31,528 shares)	$ 26.65

Maximum offering price per share (100/96.50 of $26.65)	$ 27.62
Class B: Net Asset Value and offering price per share ($137,866 ÷ 5,306 shares)A	$ 25.98

Class C: Net Asset Value and offering price per share ($540,520 ÷ 20,821 shares)A	$ 25.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($682,762 ÷ 24,928 shares)	$ 27.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $1,145 earned from other affiliated issuers)		$ 13,580
Interest		12,888
Income from Fidelity Central Funds		342
Total income		26,810

Expenses
Management fee	$ 11,186
Transfer agent fees	4,509
Distribution fees	7,349
Accounting and security lending fees	576
Custodian fees and expenses	24
Independent trustees' compensation	11
Registration fees	118
Audit	35
Legal	23
Miscellaneous	32
Total expenses before reductions	23,863
Expense reductions	(106)	23,757
Net investment income (loss)		3,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,104
Capital gain distributions from Fidelity Central Funds	6
Foreign currency transactions	(13)
Total net realized gain (loss)		57,097
Change in net unrealized appreciation (depreciation) on: Investment securities	419,741
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		419,727
Net gain (loss)		476,824
Net increase (decrease) in net assets resulting from operations		$ 479,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,053	$ 33,954
Net realized gain (loss)	57,097	(1,108,537)
Change in net unrealized appreciation (depreciation)	419,727	(1,016,529)
Net increase (decrease) in net assets resulting from operations	479,877	(2,091,112)
Distributions to shareholders from net investment income	(10,931)	(15,385)
Distributions to shareholders from net realized gain	(838)	-
Total distributions	(11,769)	(15,385)
Share transactions - net increase (decrease)	(61,110)	(138,268)
Total increase (decrease) in net assets	406,998	(2,244,765)

Net Assets
Beginning of period	3,256,474	5,501,239
End of period (including undistributed net investment income of $9,043 and undistributed net investment income of $16,921, respectively)	$ 3,663,472	$ 3,256,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Income from Investment Operations
Net investment income (loss) E	.04	.27	.05	.35 H	.11	.16 I	- J, N, O
Net realized and unrealized gain (loss)	3.47	(12.93)	(.97)	5.47	4.95	3.69	5.88
Total from investment operations	3.51	(12.66)	(.92)	5.82	5.06	3.85	5.88
Distributions from net investment income	(.09)	(.12)	(.23)	(.04)	(.07)	-	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.09)	(.43)	(.43)
Total distributions	(.10)	(.12)	(1.21) Q	(.21)	(.16) P	(.43)	(.43)
Net asset value, end of period	$ 27.10	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67
Total Return B, C, D	14.82%	(34.57)%	(2.42)%	17.74%	18.10%	15.87%	31.15%
Ratios to Average Net Assets F, L
Expenses before reductions	1.16% A	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of fee waivers, if any	1.16% A	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of all reductions	1.16% A	1.20%	1.12% A	1.11%	1.16%	1.17%	1.26%
Net investment income (loss)	.30% A	1.27%	.20% A	.93% H	.37%	.62% I	.01% J, O
Supplemental Data
Net assets, end of period (in millions)	$ 1,462	$ 1,343	$ 2,288	$ 1,719	$ 736	$ 287	$ 92
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N Amount represents less than $.01 per share. O As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. P Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. Q Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.01	.22	(.01)	.26 H	.04	.09 I	(.07) J, N
Net realized and unrealized gain (loss)	3.41	(12.73)	(.95)	5.39	4.88	3.64	5.82
Total from investment operations	3.42	(12.51)	(.96)	5.65	4.92	3.73	5.75
Distributions from net investment income	(.06)	(.10)	(.14)	-	(.03)	-	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.09)	(.37)	(.44)
Total distributions	(.07)	(.10)	(1.13) P	(.17)	(.12) O	(.37)	(.44)
Net asset value, end of period	$ 26.65	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36
Total Return B, C, D	14.69%	(34.71)%	(2.57)%	17.45%	17.80%	15.53%	30.75%
Ratios to Average Net Assets F, L
Expenses before reductions	1.38% A	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of fee waivers, if any	1.38% A	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of all reductions	1.37% A	1.42%	1.34% A	1.34%	1.39%	1.45%	1.58%
Net investment income (loss)	.09% A	1.05%	(.03)% A	.70% H	.14%	.34% I	(.32)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 840	$ 728	$ 1,037	$ 895	$ 480	$ 196	$ 44
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. P Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Income from Investment Operations
Net investment income (loss) E	(.07)	.10	(.15)	.05 H	(.13)	(.05) I	(.17) J, N
Net realized and unrealized gain (loss)	3.33	(12.43)	(.93)	5.29	4.81	3.60	5.76
Total from investment operations	3.26	(12.33)	(1.08)	5.34	4.68	3.55	5.59
Distributions from net investment income	-	(.04)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(.93)	(.17)	(.06)	(.29)	(.39)
Total distributions	(.01)	(.04)	(.93) P	(.17)	(.06) O	(.29)	(.39)
Net asset value, end of period	$ 25.98	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06
Total Return B, C, D	14.33%	(35.06)%	(2.93)%	16.79%	17.14%	14.92%	30.13%
Ratios to Average Net Assets F, L
Expenses before reductions	1.98% A	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of fee waivers, if any	1.98% A	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of all reductions	1.98% A	1.97%	1.92% A	1.90%	1.95%	1.98%	2.08%
Net investment income (loss)	(.51)% A	.49%	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 128	$ 230	$ 227	$ 150	$ 92	$ 37
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represents $.055 per share. P Distributions from net realized gain represents $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.06)	.11	(.13)	.07 H	(.10)	(.03) I	(.15) J, N
Net realized and unrealized gain (loss)	3.33	(12.42)	(.94)	5.30	4.79	3.59	5.75
Total from investment operations	3.27	(12.31)	(1.07)	5.37	4.69	3.56	5.60
Distributions from net investment income	- Q	(.04)	(.01)	-	-	-	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.06)	(.28)	(.40)
Total distributions	(.01)	(.04)	(.99) P	(.17)	(.06) O	(.28)	(.40)
Net asset value, end of period	$ 25.96	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00
Total Return B, C, D	14.40%	(35.06)%	(2.91)%	16.90%	17.20%	14.99%	30.29%
Ratios to Average Net Assets F, L
Expenses before reductions	1.90% A	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of fee waivers, if any	1.90% A	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of all reductions	1.90% A	1.94%	1.85% A	1.84%	1.88%	1.90%	2.00%
Net investment income (loss)	(.44)% A	.53%	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 541	$ 496	$ 962	$ 850	$ 413	$ 179	$ 47
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represents $.055 per share. P Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share. Q Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 J

2007 L

2006 L

2005 L

2004 L

Selected Per-Share Data
Net asset value, beginning of period	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Income from Investment Operations
Net investment income (loss) D	.08	.33	.12	.46 G	.21	.25 H	.07 I, M
Net realized and unrealized gain (loss)	3.50	(13.06)	(.99)	5.51	4.98	3.71	5.92
Total from investment operations	3.58	(12.73)	(.87)	5.97	5.19	3.96	5.99
Distributions from net investment income	(.15)	(.15)	(.31)	(.11)	(.13)	(.03)	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.09)	(.44)	(.48)
Total distributions	(.16)	(.15)	(1.29) N	(.28)	(.21) O	(.47)	(.48)
Net asset value, end of period	$ 27.39	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85
Total Return B, C	14.96%	(34.38)%	(2.26)%	18.06%	18.43%	16.23%	31.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.88% A	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of fee waivers, if any	.88% A	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of all reductions	.88% A	.93%	.85% A	.83%	.86%	.85%	.93%
Net investment income (loss)	.58% A	1.54%	.47% A	1.21% G	.67%	.94% H	.34% I, M
Supplemental Data
Net assets, end of period (in millions)	$ 683	$ 561	$ 985	$ 722	$ 203	$ 62	$ 24
Portfolio turnover rate F	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been ..77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30. 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. O Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 579,192
Gross unrealized depreciation	(764,896)
Net unrealized appreciation (depreciation)	$ 185,704

Tax cost	$ 3,949,717

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $434,150 and $467,193, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,851	$ -
Class T	.25%	.25%	2,068	-
Class B	.75%	.25%	700	525
Class C	.75%	.25%	2,730	306
			$ 7,349	$ 831

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 136
Class T	25
Class B*	190
Class C*	22
$ 373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,910.26
Class T	923.22
Class B	227.33
Class C	674.25
Institutional Class	775.23
	$ 4,509

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $179.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $106 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 5,056	$ 7,367
Class T	2,026	3,046
Class B	-	272
Class C	43	1,100
Institutional Class	3,806	3,600
Total	$ 10,931	$ 15,385
From net realized gain
Class A	$ 338	$ -
Class T	190	-
Class B	33	-
Class C	130	-
Institutional Class	147	-
Total	$ 838	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	6,181	24,189	$ 164,611	$ 549,892
Reinvestment of distributions	193	411	5,000	6,815
Shares redeemed	(9,109)	(30,651)	(241,533)	(618,381)
Net increase (decrease)	(2,735)	(6,051)	$ (71,922)	$ (61,674)
Class T
Shares sold	5,359	14,997	$ 140,716	$ 308,398
Reinvestment of distributions	82	174	2,097	2,847
Shares redeemed	(5,174)	(12,787)	(134,988)	(255,539)
Net increase (decrease)	267	2,384	$ 7,825	$ 55,706
Class B
Shares sold	269	1,103	$ 6,842	$ 24,944
Reinvestment of distributions	1	14	29	232
Shares redeemed	(584)	(2,043)	(14,912)	(39,562)
Net increase (decrease)	(314)	(926)	$ (8,041)	$ (14,386)
Class C
Shares sold	1,642	5,888	$ 42,120	$ 129,149
Reinvestment of distributions	5	50	132	800
Shares redeemed	(2,691)	(11,508)	(68,633)	(215,072)
Net increase (decrease)	(1,044)	(5,570)	$ (26,381)	$ (85,123)
Institutional Class
Shares sold	6,995	15,118	$ 184,683	$ 335,625
Reinvestment of distributions	117	160	3,087	2,670
Shares redeemed	(5,591)	(18,587)	(150,361)	(371,086)
Net increase (decrease)	1,521	(3,309)	$ 37,409	$ (32,791)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0310
1.786797.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,148.20	$ 6.28
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.38%
Actual		$ 1,000.00	$ 1,146.90	$ 7.47
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 7.02
Class B	1.98%
Actual		$ 1,000.00	$ 1,143.30	$ 10.70
Hypothetical A		$ 1,000.00	$ 1,015.22	$ 10.06
Class C	1.90%
Actual		$ 1,000.00	$ 1,144.00	$ 10.27
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.65
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,149.60	$ 4.77
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Service Corp. International	3.1	2.5
AES Corp.	3.1	3.5
Celanese Corp. Class A	2.9	3.1
Peabody Energy Corp.	2.7	2.4
Tenet Healthcare Corp.	2.7	2.5
PNC Financial Services Group, Inc.	2.7	2.0
El Paso Corp.	2.6	3.1
ON Semiconductor Corp.	2.5	2.7
Owens Corning	2.2	2.1
KeyCorp	2.1	1.8
	26.6
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.3	15.1
Consumer Discretionary	14.9	12.6
Energy	13.8	14.5
Financials	12.6	13.3
Materials	10.7	11.3
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 92.3%		Stocks 87.8%
	Bonds 3.6%		Bonds 6.2%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Other Investments 2.6%		Other Investments 3.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	6.2%	** Foreign investments	5.9%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.0%
Johnson Controls, Inc.	451,700	$ 12,571
Tenneco, Inc. (a)	353,300	6,246
The Goodyear Tire & Rubber Co. (a)	255,000	3,402
TRW Automotive Holdings Corp. (a)	352,900	8,127
WABCO Holdings, Inc.	193,300	4,997
		35,343
Automobiles - 0.2%
Daimler AG	153,600	7,036
Diversified Consumer Services - 3.6%
Brinks Home Security Holdings, Inc. (a)	272,100	11,156
Carriage Services, Inc. (a)	36,900	142
Service Corp. International (f)	14,850,201	113,894
Stewart Enterprises, Inc. Class A	1,163,232	5,898
		131,090
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	165,440	6,563
Burger King Holdings, Inc.	91,100	1,589
Domino's Pizza, Inc. (a)	787,220	8,896
Las Vegas Sands Corp. (a)(e)	832,672	12,906
Penn National Gaming, Inc. (a)	420,164	11,336
The Steak n Shake Co. (a)	12,655	4,065
Wendy's/Arby's Group, Inc.	453,200	2,089
		47,444
Household Durables - 2.5%
Black & Decker Corp.	274,900	17,775
Harman International Industries, Inc.	840,494	29,880
Lennar Corp. Class A	516,600	7,935
Newell Rubbermaid, Inc.	2,699,800	36,636
		92,226
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,106,550	15,715
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	438,976	11,255
Cinemark Holdings, Inc.	726,803	10,306
Comcast Corp. Class A	2,628,100	41,603
Gray Television, Inc. (a)(e)	1,962,983	3,887
Liberty Global, Inc. Class A (a)(e)	263,846	6,696
LodgeNet Entertainment Corp. (a)	11,800	65
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	3,754
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Entertainment Group Class A	100	$ 1
		77,567
Specialty Retail - 0.9%
Asbury Automotive Group, Inc. (a)	314,878	3,486
Gamestop Corp. Class A (a)	455,400	9,003
Gap, Inc.	87,400	1,668
Sally Beauty Holdings, Inc. (a)	1,303,600	10,872
The Pep Boys - Manny, Moe & Jack	814,929	6,805
		31,834
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	262,180	9,145
Deckers Outdoor Corp. (a)	45,577	4,474
Hanesbrands, Inc. (a)	454,600	10,442
		24,061
TOTAL CONSUMER DISCRETIONARY		462,316
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)(e)	13,502,018	18,363
Safeway, Inc.	255,400	5,734
SUPERVALU, Inc.	540,800	7,955
Whole Foods Market, Inc. (a)(e)	280,800	7,643
		39,695
Food Products - 1.0%
Corn Products International, Inc.	227,904	6,477
Darling International, Inc. (a)	1,701,070	13,251
Dean Foods Co. (a)	448,700	7,911
Kellogg Co.	15,100	822
Smithfield Foods, Inc. (a)	457,894	6,896
		35,357
Personal Products - 0.1%
Revlon, Inc. (a)	346,626	5,342
TOTAL CONSUMER STAPLES		80,394
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.4%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	182,000	$ 8,241
Ensco International Ltd. ADR	90,000	3,513
Exterran Holdings, Inc. (a)(e)	1,124,255	22,800
Hercules Offshore, Inc. (a)	1,211,441	4,725
Noble Corp.	388,700	15,672
Oil States International, Inc. (a)	103,500	3,813
Parker Drilling Co. (a)	944,929	4,545
Pride International, Inc. (a)	237,900	7,042
Rowan Companies, Inc. (a)	108,000	2,320
Schlumberger Ltd.	90,600	5,749
Schoeller-Bleckmann Oilfield Equipment AG	190,544	9,968
Seahawk Drilling, Inc. (a)	15,860	332
		88,720
Oil, Gas & Consumable Fuels - 11.0%
Alpha Natural Resources, Inc. (a)	607,910	24,687
Arch Coal, Inc.	311,745	6,568
CONSOL Energy, Inc.	269,500	12,561
El Paso Corp.	9,207,136	93,452
Forest Oil Corp. (a)	2,009,857	48,478
Frontier Oil Corp.	1,441,000	17,955
Mariner Energy, Inc. (a)	1,742,876	25,185
Massey Energy Co.	112,500	4,334
Nexen, Inc.	150,800	3,301
Overseas Shipholding Group, Inc. (e)	974,218	43,460
Paladin Energy Ltd. (a)	849,100	2,733
Peabody Energy Corp.	2,386,192	100,506
Plains Exploration & Production Co. (a)	239,496	7,987
Southwestern Energy Co. (a)	200,000	8,576
Teekay Tankers Ltd.	37,700	325
Western Refining, Inc. (a)(e)	459,242	2,099
		402,207
TOTAL ENERGY		490,927
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 12.3%
Capital Markets - 0.3%
Morgan Stanley	451,100	$ 12,080
Commercial Banks - 8.9%
Huntington Bancshares, Inc.	9,313,520	44,612
KeyCorp	10,372,832	74,477
PNC Financial Services Group, Inc.	1,796,725	99,592
Regions Financial Corp.	1,676,805	10,648
SunTrust Banks, Inc.	2,084,900	50,726
Wells Fargo & Co.	1,556,212	44,243
		324,298
Diversified Financial Services - 2.0%
Bank of America Corp.	4,653,600	70,642
CIT Group, Inc. (a)	59,302	1,887
		72,529
Insurance - 0.6%
Assured Guaranty Ltd.	721,588	16,351
Lincoln National Corp.	268,200	6,592
		22,943
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	832,331	8,823
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	516
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	705,856	9,691
Washington Mutual, Inc. (a)	3,524,314	663
		10,354
TOTAL FINANCIALS		451,543
HEALTH CARE - 7.2%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	217
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	155,900	10,191
Boston Scientific Corp. (a)	870,400	7,512
Covidien PLC	286,325	14,477
Hospira, Inc. (a)	478,942	24,254
Inverness Medical Innovations, Inc. (a)	343,292	13,859
		70,293
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.7%
Community Health Systems, Inc. (a)	463,024	$ 15,104
DaVita, Inc. (a)	325,453	19,449
Henry Schein, Inc. (a)	45,600	2,465
Laboratory Corp. of America Holdings (a)	45,400	3,228
RehabCare Group, Inc. (a)	190,900	5,548
Rural/Metro Corp. (a)	343,733	1,897
Sun Healthcare Group, Inc. (a)	1,357,478	11,864
Tenet Healthcare Corp. (a)	17,995,165	99,693
VCA Antech, Inc. (a)	454,800	11,547
		170,795
Health Care Technology - 0.5%
Cerner Corp. (a)	230,291	17,422
Pharmaceuticals - 0.1%
Allergan, Inc.	90,300	5,192
TOTAL HEALTH CARE		263,919
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	69,305	5,381
Teledyne Technologies, Inc. (a)	280,200	10,440
		15,821
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	572
Airlines - 1.9%
AirTran Holdings, Inc. (a)	1,489,200	7,178
AMR Corp. (a)	288,770	1,998
Delta Air Lines, Inc. (a)	4,630,152	56,627
UAL Corp. (a)	200,000	2,446
		68,249
Building Products - 3.8%
Armstrong World Industries, Inc. (a)	786,222	28,642
Masco Corp.	2,211,221	29,984
Owens Corning (a)	3,063,775	78,831
Owens Corning warrants 10/31/13 (a)	193,400	435
		137,892
Commercial Services & Supplies - 3.6%
Cenveo, Inc. (a)	2,186,400	15,786
Clean Harbors, Inc. (a)	209,300	11,985
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Deluxe Corp.	1,429,673	$ 26,606
R.R. Donnelley & Sons Co.	363,600	7,207
Republic Services, Inc.	1,697,150	45,467
The Brink's Co.	389,160	9,099
Waste Management, Inc.	491,500	15,753
		131,903
Construction & Engineering - 0.3%
Fluor Corp.	247,300	11,213
Great Lakes Dredge & Dock Corp.	206,300	1,219
		12,432
Electrical Equipment - 1.8%
Acuity Brands, Inc. (e)	200,000	7,156
Baldor Electric Co.	187,400	4,625
Belden, Inc.	856,834	19,562
EnerSys (a)	210,872	4,110
General Cable Corp. (a)	361,500	10,520
Harbin Electric, Inc. (a)(e)	451,631	7,669
JA Solar Holdings Co. Ltd. ADR (a)(e)	660,500	2,840
Polypore International, Inc. (a)	451,600	6,065
SunPower Corp. Class B (a)	148,436	2,756
		65,303
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	3,020
General Electric Co.	896,117	14,410
Textron, Inc.	449,800	8,785
		26,215
Machinery - 2.6%
Accuride Corp. (a)	626,829	313
Badger Meter, Inc. (e)	188,046	7,106
Cummins, Inc.	411,600	18,588
Ingersoll-Rand Co. Ltd.	696,377	22,604
Lindsay Corp. (e)	11,000	443
Middleby Corp. (a)(e)	548,521	24,716
Mueller Water Products, Inc. Class A	1,132,800	5,109
Navistar International Corp. (a)	29,100	1,076
SPX Corp.	19,800	1,078
Terex Corp. (a)	35,600	696
The Stanley Works	91,000	4,664
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Thermadyne Holdings Corp. (a)	5,100	$ 40
Timken Co.	380,252	8,521
		94,954
Marine - 0.6%
Diana Shipping, Inc. (a)	222,100	2,945
Genco Shipping & Trading Ltd. (a)(e)	310,686	5,953
Navios Maritime Holdings, Inc.	1,788,039	11,193
OceanFreight, Inc. (a)(e)	335,400	278
		20,369
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	680,470	7,363
CSX Corp.	90,600	3,883
Hertz Global Holdings, Inc. (a)(e)	2,124,200	22,007
		33,253
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	3,100	33
Houston Wire & Cable Co. (e)	543,824	6,542
		6,575
TOTAL INDUSTRIALS		613,538
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR (a)	152,314	507
CommScope, Inc. (a)	337,446	9,182
Motorola, Inc.	511,300	3,144
		12,833
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	19,349
Electronic Equipment & Components - 2.5%
Avnet, Inc. (a)	201,400	5,325
Bell Microproducts, Inc. (a)	376,239	1,701
Benchmark Electronics, Inc. (a)	150,000	2,733
DDi Corp. (a)	23,328	100
Flextronics International Ltd. (a)	11,183,546	70,904
Merix Corp. (a)	629,225	1,516
SMTC Corp. (a)	343,580	423
TTM Technologies, Inc. (a)	923,631	9,560
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Viasystems Group, Inc. (a)	213,790	$ 641
Viasystems Group, Inc. (a)(j)	47,440	142
		93,045
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	117,818	2,117
NetEase.com, Inc. sponsored ADR (a)	157,800	5,176
VeriSign, Inc. (a)	194,300	4,451
		11,744
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,230
Alliance Data Systems Corp. (a)(e)	666,173	39,611
CACI International, Inc. Class A (a)	152,000	7,291
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,153
Global Cash Access Holdings, Inc. (a)	591,600	4,792
SAIC, Inc. (a)	197,800	3,626
		57,703
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	3,808,719	21,672
Cypress Semiconductor Corp. (a)	541,200	5,439
Fairchild Semiconductor International, Inc. (a)	451,500	4,054
Intel Corp.	638,700	12,391
Micron Technology, Inc. (a)	1,354,800	11,814
ON Semiconductor Corp. (a)	12,455,903	89,807
		145,177
Software - 0.2%
Autodesk, Inc. (a)	236,100	5,617
Nuance Communications, Inc. (a)	136,400	2,049
VMware, Inc. Class A (a)	10,700	486
		8,152
TOTAL INFORMATION TECHNOLOGY		348,003
MATERIALS - 10.5%
Chemicals - 7.5%
Albemarle Corp.	932,494	33,309
Arch Chemicals, Inc.	317,658	8,882
Ashland, Inc.	27,901	1,127
Celanese Corp. Class A	3,679,230	107,066
Dow Chemical Co.	717,706	19,443
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp.	598,300	$ 4,643
FMC Corp.	146,500	7,463
Georgia Gulf Corp. (a)	137,350	2,108
H.B. Fuller Co.	1,270,664	25,439
Nalco Holding Co.	1,108,800	26,146
Phosphate Holdings, Inc. (a)	192,500	2,310
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	415,000	5,706
Texas Petrochemicals, Inc. (a)	93,624	885
W.R. Grace & Co. (a)	1,327,541	31,702
		276,229
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	347,100	9,448
Packaging Corp. of America	22,170	489
Rock-Tenn Co. Class A	333,398	14,233
Sealed Air Corp.	22,800	452
		24,622
Metals & Mining - 2.0%
AngloGold Ashanti Ltd. sponsored ADR	205,300	7,327
Cliffs Natural Resources, Inc.	83,673	3,343
Compass Minerals International, Inc.	211,300	13,320
Freeport-McMoRan Copper & Gold, Inc.	435,848	29,067
Ormet Corp. (a)	500,000	1,750
Ormet Corp. (a)(j)	150,000	525
Reliance Steel & Aluminum Co.	150,065	6,114
Teck Resources Ltd. Class B (sub. vtg.) (a)	341,500	11,181
		72,627
Paper & Forest Products - 0.3%
Domtar Corp. (a)	191,633	9,308
Neenah Paper, Inc.	231,700	3,225
		12,533
TOTAL MATERIALS		386,011
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)(e)	2,771,132	3,852
PAETEC Holding Corp. (a)	1,965,903	6,232
Qwest Communications International, Inc.	3,736,700	15,732
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	272,503	$ 4,199
Windstream Corp.	43,477	448
		30,463
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	863,989	31,916
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,404
Sprint Nextel Corp. (a)	4,653,313	15,263
Syniverse Holdings, Inc. (a)	1,755,562	29,511
		81,094
TOTAL TELECOMMUNICATION SERVICES		111,557
UTILITIES - 4.6%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	1,374
Great Plains Energy, Inc.	7,549	135
		1,509
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	4,350
Independent Power Producers & Energy Traders - 3.8%
AES Corp.	8,905,279	112,474
Calpine Corp. (a)	1,636,000	17,914
NRG Energy, Inc. (a)	375,472	9,053
		139,441
Multi-Utilities - 0.6%
CMS Energy Corp.	1,432,100	21,725
TOTAL UTILITIES		167,025
TOTAL COMMON STOCKS (Cost $3,602,921)		3,375,233
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	8,270
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	$ 5,805
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (g)	611	434
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,239
TOTAL PREFERRED STOCKS (Cost $19,868)		14,509
Nonconvertible Bonds - 3.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 2,515	666
7.125% 7/15/13 (c)	6,805	1,837
7.2% 1/15/11 (c)	18,790	4,885
8.25% 7/15/23 (c)	20,460	5,678
8.375% 7/15/33 (c)	32,130	8,996
8.8% 3/1/21 (c)	8,800	2,332
		24,394
Hotels, Restaurants & Leisure - 0.9%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,194
7.5% 6/1/16	3,575	2,932
7.625% 1/15/17	9,125	7,619
8.375% 2/1/11	7,455	7,194
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(g)	9,711	10,634
Station Casinos, Inc.:
6% 4/1/12 (c)	6,660	1,132
7.75% 8/15/16 (c)	7,395	1,313
		32,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	$ 4,631	$ 3,890
TOTAL CONSUMER DISCRETIONARY		60,302
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 7.75% 7/1/17	650	608
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Energy Corp.:
7.75% 1/15/32	7,015	6,972
7.8% 8/1/31	1,535	1,512
		8,484
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC 8% 12/31/18	12,693	11,804
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,085	1,647
NXP BV:
7.875% 10/15/14	3,520	3,133
10% 7/15/13 (g)	1,234	1,283
Viasystems, Inc. 12% 1/15/15 (g)	5,275	5,671
		11,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	$ 11,895	$ 9,338
6.9% 5/1/19	8,400	7,476
		16,814
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. 7.375% 8/1/15	13,160	11,877
Sprint Nextel Corp. 6% 12/1/16	12,345	10,740
		22,617
TOTAL TELECOMMUNICATION SERVICES		39,431
TOTAL NONCONVERTIBLE BONDS (Cost $94,461)		132,382
Floating Rate Loans - 2.6%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (h)	741	667
term loan 2.5625% 6/14/14 (h)	8,680	7,812
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (h)	931	880
Tranche DD, term loan 4.76% 5/26/12 (h)	538	508
		9,867
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (h)	4,937	4,591
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	7,170	6,166
		10,757
TOTAL CONSUMER DISCRETIONARY		20,624
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2509% 4/30/12 (h)	$ 6,929	$ 6,444
Tranche 2LN, term loan 3.5013% 4/30/14 (h)	13,829	12,066
		18,510
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 1.9809% 12/1/13 (h)	33,494	30,061
MATERIALS - 0.2%
Chemicals - 0.2%
Lyondell Chemical Co. term loan 5.798% 12/20/13 (h)	10,012	7,209
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(h)	6,750	5,096
Level 3 Financing, Inc. term loan 2.5013% 3/13/14 (h)	10,000	9,013
		14,109
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7315% 10/10/14 (h)	4,507	3,685
TOTAL FLOATING RATE LOANS (Cost $81,031)		94,198
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (i)	54,296,915	54,297
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(i)	93,210,945	93,211
TOTAL MONEY MARKET FUNDS (Cost $147,508)		147,508
Other - 0.0%
	Shares	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $234)	29,250,000	$ 183
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,946,023)	3,764,013
NET OTHER ASSETS - (2.7)%	(100,541)
NET ASSETS - 100%	$ 3,663,472
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,917,000 or 0.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	179
Total	$ 342
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 80,710	$ 14,636	$ -	$ 1,145	$ 113,894
Total	$ 80,710	$ 14,636	$ -	$ 1,145	$ 113,894
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 462,316	$ 462,316	$ -	$ -
Consumer Staples	86,199	80,394	-	5,805
Energy	499,197	480,959	18,238	-
Financials	451,977	451,543	434	-
Health Care	263,919	263,919	-	-
Industrials	613,538	613,538	-	-
Information Technology	348,003	347,220	-	783
Materials	386,011	386,011	-	-
Telecommunication Services	111,557	111,557	-	-
Utilities	167,025	167,025	-	-
Corporate Bonds	132,382	-	132,363	19
Floating Rate Loans	94,198	-	94,198	-
Money Market Funds	147,508	147,508	-	-
Other	183	-	-	183
Total Investments in Securities:	$ 3,764,013	$ 3,511,990	$ 245,233	$ 6,790
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	659
Cost of Purchases	5,805
Proceeds of Sales	(1)
Amortization/Accretion	-
Transfers in/out of Level 3	(435)
Ending Balance	$ 6,790
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 487

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	1.6%
B	2.2%
CCC,CC,C	0.7%
D	0.5%
Not Rated	1.2%
Equities	92.5%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $278,762,000 of which $28,399,000 and $250,363,000 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $841,549,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,749) - See accompanying schedule: Unaffiliated issuers (cost $3,647,452)	$ 3,502,611
Fidelity Central Funds (cost $147,508)	147,508
Other affiliated issuers (cost $151,063)	113,894
Total Investments (cost $3,946,023)		$ 3,764,013
Receivable for investments sold		28,793
Receivable for fund shares sold		4,743
Dividends receivable		830
Interest receivable		2,150
Distributions receivable from Fidelity Central Funds		32
Prepaid expenses		14
Other receivables		37
Total assets		3,800,612

Liabilities
Payable for investments purchased	$ 27,009
Payable for fund shares redeemed	12,763
Accrued management fee	1,986
Distribution fees payable	1,299
Other affiliated payables	842
Other payables and accrued expenses	30
Collateral on securities loaned, at value	93,211
Total liabilities		137,140

Net Assets		$ 3,663,472
Net Assets consist of:
Paid in capital		$ 4,914,198
Undistributed net investment income		9,043
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,077,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(182,013)
Net Assets		$ 3,663,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,462,131 ÷ 53,961 shares)	$ 27.10

Maximum offering price per share (100/94.25 of $27.10)	$ 28.75
Class T: Net Asset Value and redemption price per share ($840,193 ÷ 31,528 shares)	$ 26.65

Maximum offering price per share (100/96.50 of $26.65)	$ 27.62
Class B: Net Asset Value and offering price per share ($137,866 ÷ 5,306 shares)A	$ 25.98

Class C: Net Asset Value and offering price per share ($540,520 ÷ 20,821 shares)A	$ 25.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($682,762 ÷ 24,928 shares)	$ 27.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $1,145 earned from other affiliated issuers)		$ 13,580
Interest		12,888
Income from Fidelity Central Funds		342
Total income		26,810

Expenses
Management fee	$ 11,186
Transfer agent fees	4,509
Distribution fees	7,349
Accounting and security lending fees	576
Custodian fees and expenses	24
Independent trustees' compensation	11
Registration fees	118
Audit	35
Legal	23
Miscellaneous	32
Total expenses before reductions	23,863
Expense reductions	(106)	23,757
Net investment income (loss)		3,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,104
Capital gain distributions from Fidelity Central Funds	6
Foreign currency transactions	(13)
Total net realized gain (loss)		57,097
Change in net unrealized appreciation (depreciation) on: Investment securities	419,741
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		419,727
Net gain (loss)		476,824
Net increase (decrease) in net assets resulting from operations		$ 479,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,053	$ 33,954
Net realized gain (loss)	57,097	(1,108,537)
Change in net unrealized appreciation (depreciation)	419,727	(1,016,529)
Net increase (decrease) in net assets resulting from operations	479,877	(2,091,112)
Distributions to shareholders from net investment income	(10,931)	(15,385)
Distributions to shareholders from net realized gain	(838)	-
Total distributions	(11,769)	(15,385)
Share transactions - net increase (decrease)	(61,110)	(138,268)
Total increase (decrease) in net assets	406,998	(2,244,765)

Net Assets
Beginning of period	3,256,474	5,501,239
End of period (including undistributed net investment income of $9,043 and undistributed net investment income of $16,921, respectively)	$ 3,663,472	$ 3,256,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Income from Investment Operations
Net investment income (loss) E	.04	.27	.05	.35 H	.11	.16 I	- J, N, O
Net realized and unrealized gain (loss)	3.47	(12.93)	(.97)	5.47	4.95	3.69	5.88
Total from investment operations	3.51	(12.66)	(.92)	5.82	5.06	3.85	5.88
Distributions from net investment income	(.09)	(.12)	(.23)	(.04)	(.07)	-	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.09)	(.43)	(.43)
Total distributions	(.10)	(.12)	(1.21) Q	(.21)	(.16) P	(.43)	(.43)
Net asset value, end of period	$ 27.10	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67
Total Return B, C, D	14.82%	(34.57)%	(2.42)%	17.74%	18.10%	15.87%	31.15%
Ratios to Average Net Assets F, L
Expenses before reductions	1.16% A	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of fee waivers, if any	1.16% A	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of all reductions	1.16% A	1.20%	1.12% A	1.11%	1.16%	1.17%	1.26%
Net investment income (loss)	.30% A	1.27%	.20% A	.93% H	.37%	.62% I	.01% J, O
Supplemental Data
Net assets, end of period (in millions)	$ 1,462	$ 1,343	$ 2,288	$ 1,719	$ 736	$ 287	$ 92
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N Amount represents less than $.01 per share. O As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. P Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. Q Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.01	.22	(.01)	.26 H	.04	.09 I	(.07) J, N
Net realized and unrealized gain (loss)	3.41	(12.73)	(.95)	5.39	4.88	3.64	5.82
Total from investment operations	3.42	(12.51)	(.96)	5.65	4.92	3.73	5.75
Distributions from net investment income	(.06)	(.10)	(.14)	-	(.03)	-	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.09)	(.37)	(.44)
Total distributions	(.07)	(.10)	(1.13) P	(.17)	(.12) O	(.37)	(.44)
Net asset value, end of period	$ 26.65	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36
Total Return B, C, D	14.69%	(34.71)%	(2.57)%	17.45%	17.80%	15.53%	30.75%
Ratios to Average Net Assets F, L
Expenses before reductions	1.38% A	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of fee waivers, if any	1.38% A	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of all reductions	1.37% A	1.42%	1.34% A	1.34%	1.39%	1.45%	1.58%
Net investment income (loss)	.09% A	1.05%	(.03)% A	.70% H	.14%	.34% I	(.32)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 840	$ 728	$ 1,037	$ 895	$ 480	$ 196	$ 44
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. P Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Income from Investment Operations
Net investment income (loss) E	(.07)	.10	(.15)	.05 H	(.13)	(.05) I	(.17) J, N
Net realized and unrealized gain (loss)	3.33	(12.43)	(.93)	5.29	4.81	3.60	5.76
Total from investment operations	3.26	(12.33)	(1.08)	5.34	4.68	3.55	5.59
Distributions from net investment income	-	(.04)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(.93)	(.17)	(.06)	(.29)	(.39)
Total distributions	(.01)	(.04)	(.93) P	(.17)	(.06) O	(.29)	(.39)
Net asset value, end of period	$ 25.98	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06
Total Return B, C, D	14.33%	(35.06)%	(2.93)%	16.79%	17.14%	14.92%	30.13%
Ratios to Average Net Assets F, L
Expenses before reductions	1.98% A	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of fee waivers, if any	1.98% A	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of all reductions	1.98% A	1.97%	1.92% A	1.90%	1.95%	1.98%	2.08%
Net investment income (loss)	(.51)% A	.49%	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 128	$ 230	$ 227	$ 150	$ 92	$ 37
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represents $.055 per share. P Distributions from net realized gain represents $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Income from Investment Operations
Net investment income (loss) E	(.06)	.11	(.13)	.07 H	(.10)	(.03) I	(.15) J, N
Net realized and unrealized gain (loss)	3.33	(12.42)	(.94)	5.30	4.79	3.59	5.75
Total from investment operations	3.27	(12.31)	(1.07)	5.37	4.69	3.56	5.60
Distributions from net investment income	- Q	(.04)	(.01)	-	-	-	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.06)	(.28)	(.40)
Total distributions	(.01)	(.04)	(.99) P	(.17)	(.06) O	(.28)	(.40)
Net asset value, end of period	$ 25.96	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00
Total Return B, C, D	14.40%	(35.06)%	(2.91)%	16.90%	17.20%	14.99%	30.29%
Ratios to Average Net Assets F, L
Expenses before reductions	1.90% A	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of fee waivers, if any	1.90% A	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of all reductions	1.90% A	1.94%	1.85% A	1.84%	1.88%	1.90%	2.00%
Net investment income (loss)	(.44)% A	.53%	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 541	$ 496	$ 962	$ 850	$ 413	$ 179	$ 47
Portfolio turnover rate G	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represents $.055 per share. P Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share. Q Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 J

2007 L

2006 L

2005 L

2004 L

Selected Per-Share Data
Net asset value, beginning of period	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Income from Investment Operations
Net investment income (loss) D	.08	.33	.12	.46 G	.21	.25 H	.07 I, M
Net realized and unrealized gain (loss)	3.50	(13.06)	(.99)	5.51	4.98	3.71	5.92
Total from investment operations	3.58	(12.73)	(.87)	5.97	5.19	3.96	5.99
Distributions from net investment income	(.15)	(.15)	(.31)	(.11)	(.13)	(.03)	-
Distributions from net realized gain	(.01)	-	(.98)	(.17)	(.09)	(.44)	(.48)
Total distributions	(.16)	(.15)	(1.29) N	(.28)	(.21) O	(.47)	(.48)
Net asset value, end of period	$ 27.39	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85
Total Return B, C	14.96%	(34.38)%	(2.26)%	18.06%	18.43%	16.23%	31.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.88% A	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of fee waivers, if any	.88% A	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of all reductions	.88% A	.93%	.85% A	.83%	.86%	.85%	.93%
Net investment income (loss)	.58% A	1.54%	.47% A	1.21% G	.67%	.94% H	.34% I, M
Supplemental Data
Net assets, end of period (in millions)	$ 683	$ 561	$ 985	$ 722	$ 203	$ 62	$ 24
Portfolio turnover rate F	25% A	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been ..77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30. 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. O Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 579,192
Gross unrealized depreciation	(764,896)
Net unrealized appreciation (depreciation)	$ 185,704

Tax cost	$ 3,949,717

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $434,150 and $467,193, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,851	$ -
Class T	.25%	.25%	2,068	-
Class B	.75%	.25%	700	525
Class C	.75%	.25%	2,730	306
			$ 7,349	$ 831

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 136
Class T	25
Class B*	190
Class C*	22
$ 373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,910.26
Class T	923.22
Class B	227.33
Class C	674.25
Institutional Class	775.23
	$ 4,509

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $179.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $106 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 5,056	$ 7,367
Class T	2,026	3,046
Class B	-	272
Class C	43	1,100
Institutional Class	3,806	3,600
Total	$ 10,931	$ 15,385
From net realized gain
Class A	$ 338	$ -
Class T	190	-
Class B	33	-
Class C	130	-
Institutional Class	147	-
Total	$ 838	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	6,181	24,189	$ 164,611	$ 549,892
Reinvestment of distributions	193	411	5,000	6,815
Shares redeemed	(9,109)	(30,651)	(241,533)	(618,381)
Net increase (decrease)	(2,735)	(6,051)	$ (71,922)	$ (61,674)
Class T
Shares sold	5,359	14,997	$ 140,716	$ 308,398
Reinvestment of distributions	82	174	2,097	2,847
Shares redeemed	(5,174)	(12,787)	(134,988)	(255,539)
Net increase (decrease)	267	2,384	$ 7,825	$ 55,706
Class B
Shares sold	269	1,103	$ 6,842	$ 24,944
Reinvestment of distributions	1	14	29	232
Shares redeemed	(584)	(2,043)	(14,912)	(39,562)
Net increase (decrease)	(314)	(926)	$ (8,041)	$ (14,386)
Class C
Shares sold	1,642	5,888	$ 42,120	$ 129,149
Reinvestment of distributions	5	50	132	800
Shares redeemed	(2,691)	(11,508)	(68,633)	(215,072)
Net increase (decrease)	(1,044)	(5,570)	$ (26,381)	$ (85,123)
Institutional Class
Shares sold	6,995	15,118	$ 184,683	$ 335,625
Reinvestment of distributions	117	160	3,087	2,670
Shares redeemed	(5,591)	(18,587)	(150,361)	(371,086)
Net increase (decrease)	1,521	(3,309)	$ 37,409	$ (32,791)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0310
1.786798.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2010